UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  March 31, 2013

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          April 16, 2013


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        38
FORM 13F INFORMATION VALUE TOTAL:              $348207

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1102     31211   Sole		     31211
AbbVie Inc      Common  00287Y109   1220     29911   Sole                    29911
Amer Tel & Tel  Common  00206R102    211      5761   Sole                     5761
Apple Computer  Common  037833100    867      1959   Sole                     1959
Automatic Data 	Common	053015103   1450     22297   Sole                    22297
Berkshire Hath	Common	084670108  75171       481   Sole                      481
Berkshire Hath	Common	084670702  26552    254814   Sole                   254814
Bristol-Myers   Common  110122108    243      7467   Sole                     7467
Buckeye PartnersCommon  118230101    346      5650   Sole                     5650
Chevron Corp    Common	166764100    844      7105   Sole                     7105
Cisco Systems	Common	17275R102  28003   1340199   Sole                  1340199
Coca-Cola Co.	Common	191216100  15224    376468   Sole                   376468
Emerson Elec.	Common	291011104    807     14450   Sole                    14450
ExxonMobil	Common	30231G102   5033     55856   Sole                    55856
General ElectricCommon	369604103   4194    181388   Sole                   181388
Google Inc.     Common  38259P508    264       332   Sole                      332
H.J. Heinz Co.	Common	423074103   1488     20586   Sole		     20586
Hershey Foods   Common  427866108    210      2400   Sole                     2400
Hewlett-Packard Common  428236103    205      8600   Sole                     8600
IBM		Common	459200101   3230     15143   Sole                    15143
Intel Corp.	Common	458140100   6640    304084   Sole                   304084
Johnson & JohnsoCommon	478160104  35168    431348   Sole                   431348
Kimberly Clark  Common  494368103    220      2248   Sole                     2248
Linear TechnologCommon	535678106  33509    873301   Sole		    873301
Medtronic	Common	585055106   6848    145829   Sole                   145829
Microsoft	Common	594918104  28227    986772   Sole                   986772
3M Company 	Common	88579Y101   2359     22187   Sole                    22187
Monsanto        Common  61166W101    302      2860   Sole                     2860
Moody's Corp.	Common	615369105  17832    334432   Sole		    334432
PepsiCo		Common	713448108   1535     19408   Sole                    19408
Pfizer Inc.	Common	717081103    262      9094   Sole                     9094
Procter & GambleCommon	742718109  24084    312535   Sole                   312535
Royal Dutch ScheCommon  780259206    270      4143   Sole                     4143
Service Now     Common               498     13760   Sole                    13760
Verizon Commun  Common  92343V104    344      6992   Sole                     6992
Walgreen Co.	Common	931422109  19377    406393   Sole                   406393
Walt Disney Co.	Common	254687106   1085     19099   Sole                    19099
Western Union   Common  959802109   2983    198305   Sole		    198305